Fees Summary	Mar. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 24,872,450.3
Previously Paid Amount	0
Total Fee Amount	3,434.89
Total Offset Amount	0
Net Fee	$ 3,434.89